Contingent Liabilities and Commitments (Details) € in Thousands, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 28, 2021 EUR (€)	Mar. 16, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Contingent Liabilities and Commitments (Details) [Line Items]
Upfront payments	€ 250	$ 2,250
Upfront payments, additional		$ 40,450
Royalty payments, percentage		17.50%
Contract liabilities			$ 4,343	$ 2,490
Recognized revenues			398
Ewopharma Agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Contract liabilities				$ 265
Recognized revenues			$ 133